Other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables
Schedule of other receivables

	2023	2022

Other receivables	1,691,665	522,734
Other receivables - ECL Allowance	(2,635)	(1,064)
Total	1,689,030	521,670